Share Capital and Employee Compensation Plans (Narrative) (Details) $ / shares in Units, share in Thousands, $ in Millions					12 Months Ended
	Nov. 08, 2024 USD ($) shares	Nov. 08, 2024 $ / shares shares	Mar. 13, 2024 USD ($)	Mar. 13, 2024 $ / shares shares	Dec. 31, 2025 USD ($) shares share $ / shares	Dec. 31, 2024 USD ($) shares share
Share Capital and Employee Compensation Plans [Line Items]
Share based payments restricted units vested period					3 years
Number of warrants issued | shares				8,305,874
Exercise price Of warrants issued | $ / shares				$ 1.20
Weighted average exercise price of share options exercisable in share-based payment arrangement (in per share) | $ / shares					$ 1.90
Stock Options
Share Capital and Employee Compensation Plans [Line Items]
Share-based compensation | $					$ 0.5	$ 0.4
Restricted Share Units
Share Capital and Employee Compensation Plans [Line Items]
Settled for cash ( in shares) | shares					389,000	263,000
Share-based compensation | $					$ 0.5	$ 0.8
Deferred Share Units
Share Capital and Employee Compensation Plans [Line Items]
Settled for cash ( in shares) | share					153	56
Share-based compensation | $					$ 0.9	$ 0.3
Warrants
Share Capital and Employee Compensation Plans [Line Items]
Settled for cash ( in shares) | shares					625,000	0
Units
Share Capital and Employee Compensation Plans [Line Items]
Number of shares issued (in shares) | shares	14,900,000	14,900,000
Proceeds from issuing other equity instruments | $	$ 14.0		$ 9.8
Fees and expenses | $	$ 1.0		$ 1.2
Units issued, price per unit | $ / shares		$ 1.35		$ 0.90
Number of units issued | shares	14,900,000	14,900,000		16,611,750
Weighted average exercise price of share options exercisable in share-based payment arrangement (in per share) | $ / shares				$ 1.20